Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Sep. 30, 2016 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 34,068,029
Trading Account Assets, Trading Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	12,174,663
Investment Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	14,402,792
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	7,423,193
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 67,381